INCOME TAXES (Schedule of Net Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Components of the Company's net deferred tax asset (liability)
Net deferred tax asset	$ 1,201	$ 1,136	$ 150
Deferred tax assets:
Deferred compensation plan	376	369	356
Total deferred tax assets	2,061	1,996	1,903
Deferred loan origination fees	30	25	29
Allowance for loan losses	649	676	681
AMT credit carryforward	343	331	446
Fictitious loans loss			323
Unrealized losses on available for sale securities	438	402
Stock based compensation plans	122	77
Basis in other real estate owned	54	54	23
ESOP compensation expense	28	51	38
Other	21	11	7
Deferred tax liabilities:
Total deferred tax liabilities	860	860	1,753
Federal Home Loan Bank stock dividends	431	431	431
Basis in property and equipment	324	318	331
Accretion on securities	7	7	32
Mortgage servicing rights	98	104	75
Unrealized gains on available for sale securities			$ 884